Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit attributable to equity shareholders of the Company	¥ 5,961	¥ 5,044	¥ 3,736
Weighted average number of shares in issue	9,923,585,348	9,817,567,000	9,817,567,000
Number of dilutive potential ordinary shares	0	0	0